Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, beginning balance (in shares)	2,012,750	2,036,450
Weighted Average Exercise Price, beginning balance	$ 0.06	$ 0.06
Number of options outstanding, options granted		50,000
Weighted average exercise price, options granted		$ 0.06
Weighted average exercise price, options forfeited, cancelled or expired	$ 0.06	$ 0.06
Number of Options, ending balance (in shares)	1,756,816	2,012,750
Weighted Average Exercise Price, ending balance	$ 0.06	$ 0.06
Equity Incentive Plan [Member] | Employee Stock [Member] | AgeX Therapeutics Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant, beginning balance	146,000	29,000
Number of Options, beginning balance (in shares)	93,000	96,000
Number of RSUs outstanding, beginning balance
Weighted Average Exercise Price, beginning balance	$ 79.07	$ 81.62
Shares available for grant increase option pool		114,000
Options grants increase option pool
Number of shares outstanding increase option pool
Weighted average exercise price increase option pool
Shares available for grant, options granted	(1,000)	(3,000)
Number of options outstanding, options granted	1,000	3,000
Number of RSUs outstanding, options granted
Weighted average exercise price, options granted	$ 26.73	$ 27.76
Shares available for grant, options forfeited, cancelled or expired	11,000	6,000
Number of options outstanding, options forfeited, cancelled or expired	(11,000)	(6,000)
Number of RSUs outstanding, options forfeited, cancelled or expired
Weighted average exercise price, options forfeited, cancelled or expired	$ 67.30	$ 99.12
Shares available for grant, restricted stock units vested
Number of options outstanding, restricted stock units vested
Number of RSUs outstanding, restricted stock units vested
Weighted average exercise price, restricted stock units vested
Shares available for grant, ending balance	156,000	146,000
Number of Options, ending balance (in shares)	83,000	93,000
Number of RSUs outstanding, ending balance
Weighted Average Exercise Price, ending balance	$ 80.28	$ 79.07
Number of options outstanding, exercisable, ending balance	80,000
Weighted average exercise price, exercisable, ending balance	$ 81.70